Virtus Emerging Markets Opportunities Fund,

Virtus Low Duration Income Fund and Virtus Tax-Exempt Bond Fund,

each a series of Virtus Insight Trust

Supplement dated December 1, 2014 to the

Summary Prospectuses and the Virtus Insight Trust Statutory Prospectus,

each dated April 30, 2014

Important Notice to Investors

Virtus Emerging Markets Opportunities Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Management Fees	0.96%	0.96%	0.96%	0.96%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses:
Shareholder Servicing Fee	None	None	0.05%	None
Remainder of Other Expenses	0.35%	0.35%	0.35%	0.24%
Total Other Expenses	0.35%(b)	0.35%(b)	0.40%(b)	0.24%(d)
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(c)	1.57%	2.32%	1.37%	1.21%
Less: Fee Waiver	--	--	(0.05%)(e)	--
Total Annual Fund Operating Expenses After Fee Waiver	1.57%(b)	2.32%(b)	1.32%(b)(e)	1.21%(d)
(b)	Restated to reflect current expenses.
(c)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(d)	Estimated for current fiscal year, as annualized.
(e)	The fund’s distributor has contractually agreed to waive the Shareholder Servicing Fee through April 30, 2016.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$726	$1,042	$1,381	$2,335
Class C	Sold	$335	$724	$1,240	$2,656
	Held	$235	$724	$1,240	$2,656
Class I	Sold or Held	$134	$429	$745	$1,642
Class R6	Sold or Held	$123	$384	$665	$1,466

Virtus Low Duration Income Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.55%	0.55%	0.55%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses:
Shareholder Servicing Fee	None	None	0.05%
Remainder of Other Expenses	0.34%	0.34%	0.34%
Total Other Expenses	0.34%	0.34%	0.39%
Total Annual Fund Operating Expenses	1.14%	1.89%	0.94%
Less: Expense Reimbursement(b)	(0.39%)	(0.39%)	(0.39%)
Less: Fee Waiver	--	--	(0.05%)(c)
Total Annual Operating Expenses After Expense Reimbursement(b)	0.75%	1.50%	0.50%
(b)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 0.75% for Class A Shares, 1.50% for Class C Shares and 0.55% for Class I Shares through April 30, 2016. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.
(c)	The fund’s distributor has contractually agreed to waive the Shareholder Servicing Fee through April 30, 2016.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$300	$541	$802	$1,546
Class C	Sold	$253	$556	$985	$2,180
	Held	$153	$556	$985	$2,180
Class I	Sold or Held	$51	$256	$477	$1,114

Virtus Tax-Exempt Bond Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.45%	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses:
Shareholder Servicing Fee	None	None	0.05%
Remainder of Other Expenses	0.28%	0.28%	0.28%
Total Other Expenses	0.28%	0.28%	0.33%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(b)	0.99%	1.74%	0.79%
Less: Fee Waiver	--	--	(0.05%)(c)
Total Annual Fund Operating Expenses After Fee Waiver(b)	0.99%	1.74%	0.74%
(b)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(c)	The fund’s distributor has contractually agreed to waive the Shareholder Servicing Fee through April 30, 2016.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$373	$582	$807	$1,455
Class C	Sold	$277	$548	$944	$2,052
	Held	$177	$548	$944	$2,052
Class I	Sold or Held	$76	$247	$434	$973

All Funds

The information in the section “More Information About Fund Expenses” on page 13 of the statutory prospectus is hereby replaced with the following:

Virtus Investment Advisers, Inc. (“VIA”) has agreed to limit the total operating expenses (excluding interest, taxes, extraordinary expenses and acquired fund fees and expenses, if any) of certain of the funds so that expenses do not exceed, on an annualized basis, the amounts indicated in the following table.

	Class A Shares	Class C Shares	Class I Shares	Type *	Through Date
Virtus Low Duration Income Fund				C	April 30, 2016
Virtus Tax-Exempt Bond Fund	0.85%	1.60%	0.65%	V	May be discontinued at any time

* C= Contractual; V= Voluntary.

Following the contractual period, if any, VIA may discontinue these arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

The funds’ distributor has contractually agreed to waive the Class I Shares’ shareholder servicing fees through April 30, 2016. Prior to December 1, 2014, this fee waiver was voluntary.

For those funds operating under an expense reimbursement arrangement and/or fee waiver during the prior fiscal year, total (net) fund operating expenses, including acquired fund fees and expenses, if any, after effect of any expense reimbursement and/or fee waiver were:

	Class A Shares	Class C Shares	Class I Shares
Virtus Emerging Markets Opportunities Fund	1.59%	2.34%	1.34%
Virtus Low Duration Income Fund(a)	0.95%	1.70%	0.70%
Virtus Tax-Exempt Bond Fund	0.86%	1.61%	0.61%
(a)	Reflects expense limitation and fee waiver arrangements in place prior to December 1, 2014.

Investors should retain this supplement with the Prospectuses for future reference.

VIT 8003/ NewExpCap&Waiver (12/14)